Item. 1 Report to Shareholders

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)  For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                  6 Months       Year
                     Ended      Ended
                   6/30/03   12/31/02  12/31/01  12/31/00  12/31/99   12/31/98
                   -------   --------  --------  --------  --------   --------
NET ASSET VALUE
Beginning of
period             $  8.20   $  11.31  $  12.54  $  14.11  $  11.05   $  10.70

Investment
activities
  Net investment
  income (loss)     (0.04)*    (0.11)*   (0.13)    (0.12)*   (0.11)*    (0.09)*

  Net realized
  and unrealized
  gain (loss)        1.54      (3.00)    (1.10)    (1.05)     3.17       0.46

  Total from
  investment
  activities         1.50      (3.11)    (1.23)    (1.17)     3.06       0.37

Distributions
  Net realized
  gain                  -          -         -     (0.40)         -     (0.03)

  Redemption
  fees added
  to paid-in-
  capital               -          -         -         -          -      0.01

NET ASSET VALUE
End of period      $  9.70   $   8.20  $  11.31  $  12.54  $  14.11   $  11.05
                   -------   --------  --------  --------  --------   --------
Ratios/Supplemental Data

Total return^        18.29%*   (27.50)%* (9.81)%   (8.29)%*  27.69%*     3.58%*

Ratio of total
expenses to
average net assets   1.25%*!   1.25%*     1.35%     1.25%*    1.25%*     1.25%*

Ratio of net
investment income
(loss) to average
net assets          (1.08)%*!  (1.10)%*  (1.15)%   (0.91)%*  (0.99)%*   (0.83)%*

Portfolio turnover
rate                 27.4%!     43.8%     30.3%     66.0%     49.4%      39.8%

Net assets,
end of period
(in thousands)     $ 59,795  $ 50,379  $ 72,171  $ 85,101  $ 74,804   $  70,444

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 4/30/04.
!    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                              June 30, 2003

STATEMENT OF NET ASSETS                           Shares         Value
--------------------------------------------------------------------------------
                                                          In thousands
COMMON STOCKS  99.2%
CONSUMER DISCRETIONARY  18.1%
Auto Components  0.5%
Gentex *                                            9,000   $      275
                                                                   275

Distributors  0.0%
Hughes Supply                                       1,000           35
                                                                    35

Hotels, Restaurants & Leisure  3.1%
Alliance Gaming *                                  13,000          246

Argosy Gaming *                                     4,000           84

CEC Entertainment *                                 9,700          358

International Speedway, Class A                     1,500           59

PF Chang's China Bistro *                           9,200          453

Rare Hospitality International *                    8,800          287

Ruby Tuesday                                        9,000          222

Sonic *                                             5,925          151
                                                                 1,860

Household Durables  1.8%
D. R. Horton                                        5,544          156

Harman International                                2,500          198

La-Z Boy                                            9,000          201

MDC Holdings                                        4,400          213

Standard Pacific                                    2,000           66

Toll Brothers *                                     9,000          255
                                                                 1,089

Internet & Catalog Retail  0.3%
Insight Enterprises *                              18,475          186
                                                                   186

Leisure Equipment & Products  1.4%
JAKKS Pacific *                                    19,500          259

Marvel Enterprises *                                2,000           38

SCP Pool *                                         15,725          541
                                                                   838

Media  3.4%
Catalina Marketing *                                4,000   $       71

Cox Radio, Class A *                               10,000          231

Emmis Communications *                             10,000          229

Entercom Communications *                           1,400           69

Getty Images *                                      5,500          227

Insight Communications, Class A *                   7,500           99

Radio One *                                        18,500          329

Regent Communications *                            14,500           85

Scholastic *                                       14,500          432

Spanish Broadcasting, Class A *                    14,100          115

Westwood One *                                      4,000          136
                                                                 2,023

Multiline Retail  0.6%
Dollar Tree Stores *                                4,337          138

Family Dollar Stores                                2,500           95

Fred's, Class A                                     3,000          111
                                                                   344

Specialty Retail  6.3%
AC Moore Arts & Crafts *                            6,000          120

American Eagle Outfitters *                         4,000           73

AnnTaylor Stores *                                  4,450          129

Christopher & Banks *                              10,000          370

Cost Plus *                                        12,350          441

Group One Automotive *                              7,000          227

Michaels Stores *                                   5,000          190

O'Reilly Automotive *                              11,000          367

Pacific Sunwear *                                   6,675          161

Pier 1 Imports                                     10,000          204

Rent-A-Center *                                     4,500          341

Ross Stores                                         4,500          192

Talbots                                             2,000           59

Too *                                              27,000          547

Tweeter Home Entertainment Group *                 13,000          113

Ultimate Electronics *                              3,000           39

Williams-Sonoma *                                   6,000          175
                                                                 3,748

Textiles, Apparel, & Luxury Goods  0.7%
Fossil *                                            5,250   $      124

Skechers U.S.A., Class A *                          4,000           30

Timberland, Class A *                               3,000          158

Vans *                                             11,300          101
                                                                   413

Total Consumer Discretionary                                    10,811

CONSUMER STAPLES  2.1%
Beverages  0.3%
Boston Beer, Class A *                             13,000          187
                                                                   187

Food & Staples Retailing  1.1%
Casey's General Stores                              6,000           85

Performance Food Group *                            5,000          185

United Natural Foods *                              8,000          225

Whole Foods Market *                                3,700          176
                                                                   671

Food Products  0.7%
American Italian Pasta, Class A *                   1,000           41

Horizon Organic *                                  12,500          298

Tootsie Roll Industries                             1,665           51
                                                                   390

Total Consumer Staples                                           1,248

ENERGY  7.0%
Energy Equipment & Services  4.3%
Atwood Oceanics *                                   2,500           68

Cal Dive International *                           12,000          262

Cooper Cameron *                                    1,300           65

Core Laboratories *                                 2,000           22

FMC Technologies *                                  5,000          105

Global Industries *                                31,000          149

Grey Wolf *                                        85,000          343

Key Energy Services *                               4,000           43

Lone Star Technologies *                            6,000          127

Maverick Tube *                                    11,000          211

National Oilwell *                                  6,900   $      152

Oil States International *                         12,000          145

Patterson-UTI Energy *                             11,500          373

Pride International *                               3,000           56

Unit Corp. *                                       15,000          314

Varco International *                               7,000          137
                                                                 2,572

Oil & Gas  2.7%
Cabot Oil & Gas, Class A                            8,000          221

Evergreen Resources *                               5,000          271

Spinnaker Exploration *                            13,000          341

Stone Energy *                                      8,000          335

Tom Brown *                                        13,000          361

XTO Energy                                          3,666           74
                                                                 1,603

Total Energy                                                     4,175

FINANCIALS  9.1%
Capital Markets  2.6%
Affiliated Managers Group *                         6,000          366

Eaton Vance                                         6,000          190

Investment Technology Group *                       9,950          185

Investor's Financial Services                      11,700          339

Legg Mason                                          2,832          184

Waddell & Reed Financial, Class A                  11,150          286

                                                                 1,550


Commercial Banks  3.5%
Boston Private Financial                           13,500          285

Commerce Bancorp                                    5,822          216

Community First Bankshares                          7,000          191

East West Bancorp                                   7,000          253

Silicon Valley Bancshares *                         5,400          129

Southwest Bancorp *                                11,000          358

Sterling Bancshares                                21,050          275

UCBH Holdings                                      12,800          367
                                                                 2,074

Insurance  2.0%
Arthur J. Gallagher                                 1,000   $       27

Brown and Brown                                     5,600          182

MaxRe Capital                                      13,000          195

RenaissanceRe Holdings                              4,000          182

StanCorp Financial Group                            4,000          209

Triad Guaranty *                                   10,000          379
                                                                 1,174

Thrifts & Mortgage Finance  1.0%
Doral Financial                                     6,750          301

IndyMac Mortgage Holdings                           7,000          178

PMI Group                                           4,000          107

Radian Group                                        1,298           48
                                                                   634

Total Financials                                                 5,432

HEALTH CARE  20.2%
Biotechnology  4.9%
Abgenix *                                          11,000          115

Albany Molecular Research *                        13,000          196

Alkermes *                                          8,400           90

Celgene *                                           6,000          182

Cephalon *                                          4,359          180

Charles River Laboratories International *         13,000          418

Digene *                                            3,000           82

Enzon Pharmaceuticals *                             8,000          100

Gilead Sciences *                                   3,000          167

Human Genome Sciences *                            10,000          127

ICOS *                                              6,500          239

IDEXX Laboratories *                                2,500           84

Neurocrine Biosciences *                            7,000          350

NPS  Pharmaceuticals *                              4,000           97

Protein Design Labs *                               6,500           91

Techne *                                            8,000          243

Trimeris *                                          3,000          137

Vertex Pharmaceuticals *                            3,302           48
                                                                 2,946

Health Care Equipment & Supplies  3.8%
Apogent Technologies *                              8,500   $      170

Conceptus *                                         5,000           70

Cyberonics *                                        2,000           43

Cytyc *                                             9,000           95

Dentsply International                              6,000          246

ICU Medical *                                      10,500          327

INAMED *                                            3,500          188

Invitrogen *                                        6,100          234

Mentor                                              3,000           58

Respironics *                                      10,000          375

Steris *                                           19,000          439
                                                                 2,245

Health Care Providers & Services  8.2%
Accredo Health *                                   16,300          355

Advance PCS *                                       4,500          172

AMN Healthcare Services *                           6,000           76

AmSurg *                                            6,000          183

Caremark RX *                                       8,000          206

Community Health System *                           6,000          116

Computer Programs and Systems                      17,000          340

Coventry Health Care *                              8,000          369

D&K Healthcare                                      9,000          145

Davita *                                            9,100          244

First Health Group *                               18,000          497

Hooper Holmes                                       6,000           39

LifePoint Hospitals *                              13,000          272

Manor Care *                                        7,000          175

Omnicare                                           13,500          456

Patterson Dental *                                  7,000          318

Pharmaceutical Product Development *                7,000          201

Priority Healthcare, Class B *                     10,000          186

Renal Care Group *                                  4,000          141

Triad Hospitals *                                   4,000           99

United Surgical Partners International *           14,000          316
                                                                 4,906

Pharmaceuticals  3.3%
Andrx *                                             4,000   $       80

Biovail *                                           4,500          212

Eon Labs *                                          8,000          281

K-V Pharmaceutical, Class A *                       8,250          229

Medicis Pharmaceutical, Class A                     7,500          425

Noven Pharmaceuticals *                            22,000          225

Sicor *                                            10,000          204

Taro Pharmaceuticals, Class A *                     6,000          329
                                                                 1,985

Total Health Care                                               12,082

INDUSTRIALS & BUSINESS SERVICES  14.0%
Aerospace & Defense  2.4%

Aeroflex *                                         45,000          348

DRS Technologies *                                  2,000           56

Engineered Support System                           7,000          293

Herley Industries *                                10,000          170

Mercury Computer Systems *                         17,000          309

MTC Technologies *                                 12,500          293

                                                                 1,469

Air Freight & Logistics  1.4%
C.H. Robinson Worldwide                             1,000           35

Expeditors International of Washington              1,500           52

Forward Air *                                      14,000          355

UTi Worldwide                                      12,500          390
                                                                   832

Airlines  1.8%
Atlantic Coast Airlines *                          22,500          303

ExpressJet Holdings *                               9,000          136

Frontier Airlines *                                45,000          409

SkyWest                                            14,000          267
                                                                 1,115

Building Products  0.2%
Simpson Manufacturing *                             3,000          110
                                                                   110

Commercial Services & Supplies  6.5%
Bright Horizons Family Solutions *                  8,900   $      299

Career Education *                                  4,500          308

ChoicePoint *                                      11,266          389

Copart *                                            5,250           50

Corinthian Colleges *                               7,000          340

Corporate Executive Board *                        14,000          567

Devry *                                            14,000          326

Education Management *                              9,000          479

Exult *                                            36,700          314

ITT Educational Services *                          3,500          102

University of Phoenix Online *                      8,166          414

Valassis Communications *                           3,000           77

Waste Connections *                                 6,000          210
                                                                 3,875

Construction & Engineering  0.4%
Insituform Technologies, Class A *                 13,500          239
                                                                   239

Machinery  0.5%
Dionex *                                            7,400          294
                                                                   294

Road & Rail  0.8%
Covenant Transport, Class A *                      10,500          179

Dollar Thrifty Auto Group *                        10,000          185

Swift Transportation *                              5,800          108
                                                                   472

Total Industrials & Business Services                            8,406

INFORMATION TECHNOLOGY  26.2%
Communications Equipment  3.1%

Advanced Fibre Communications *                    14,000          228

Anaren *                                            9,500          89

Avocent *                                           8,075          242

Inter-Tel                                          11,000          233

Packeteer *                                        17,000          265

Plantronics *                                      17,500          379

Polycom *                                          15,942          221

Powerwave Technologies *                           14,000           88

Proxim, Class A *                                  72,169   $      105
SeaChange International *                           2,000           19
                                                                 1,869

Computer & Peripherals  1.4%
Avid Technology *                                   7,000          246

Pinnacle *                                         20,000          214

Sandisk *                                           7,000          282

SBS Technologies *                                  9,000           88
                                                                   830

Electronic Equipment & Instruments  2.9%
Coherent *                                          5,700          136

FLIR Systems *                                     11,000          332

KEMET *                                             7,700           78

Mettler-Toledo International *                      3,000          110

National Instruments *                              5,550          210

Newport *                                           3,000           44

Plexus *                                           20,500          236

Technitrol *                                       11,000          166

Varian *                                           11,000          381

Zomax *                                             2,000            7
                                                                 1,700

Internet Software & Services  1.8%

CNET Networks *                                    21,000          131

Digital Insight *                                  23,000          438

Earthlink *                                        30,000          237

MatrixOne *                                        15,000           86

Netegrity *                                        12,000           70

Websense *                                          8,000          125
                                                                 1,087

IT Services  3.7%
Affiliated Computer Services, Class A *             7,000          320

BISYS Group *                                      14,000          257

CACl International, Class A *                       2,500           86

Forrester Research *                               17,500          286

Global Payments                                     5,800          206

InterCept Group *                                   7,000           59

Iron Mountain *                                    15,000          556

SkillSoft ADR *                                     8,000           40

SRA International, Class A *                       10,000   $      320
Titan *                                            10,000          103
                                                                 2,233

Office Electronics  0.8%
Zebra Technologies, Class A *                       6,500          489
                                                                   489

Semiconductor & Semiconductor Equipment 5.9%
ATMI *                                              9,000          225

August Technology *                                 7,000           45

Cabot Microelectronics *                            3,121          158

Cognex *                                            8,300          186

Cohu                                                5,400           84

Cymer *                                             9,500          300

Entegris *                                         20,000          269

Exar *                                             10,000          158

Integrated Silicon Solution *                      16,200          112

Intersil Holding, Class A *                        18,300          487

Kopin *                                            11,000           67

Lattice Semiconductor *                            14,500          119

Micrel *                                            9,800          102

Microchip Technology                                1,762           43

MKS Instruments *                                   1,414           26

Oak Technology *                                   49,500          307

Pericom Semiconductor *                            12,500          116

Rudolph Technologies *                              4,200           67

Semtech *                                          13,000          185

Silicon Storage Technology *                       15,300           64

Skyworks Solutions *                               10,000           68

TriQuint Semiconductor *                           12,987           54

Varian Semiconductor Equipment *                   10,000          298
                                                                 3,540

Software  6.5%
Activision *                                       13,500          174

Actuate *                                          26,700           74

Barra *                                             7,950          284

Borland Software *                                 23,000          225

Concord Communications *                            7,000           96

FactSet Research Systems                           14,000          617

Fair Isaac and Company                              9,504   $      489

Hyperion Solutions *                               11,000          371

Informatica *                                      12,200           84

Jack Henry & Associates                            10,000          178

Macromedia *                                        3,000           63

Macrovision *                                      25,000          498

Mercury Interactive *                               1,000           39

Network Associates *                                7,200           91

Radiant Systems *                                  10,750           73

SERENA Software *                                  18,000          376

Symantec *                                          4,000          175
                                                                 3,907

Total Information Technology                                    15,655

MATERIALS  0.5%
Chemicals  0.4%
Symyx Technologies *                               13,900          227
                                                                   227

Metals & Mining  0.1%
Steel Dynamics *                                    4,500           61
                                                                    61

Total Materials                                                    288

TELECOMMUNICATION SERVICES  0.5%
Wireless Telecommunication Services  0.5%

Nextel Partners, Class A *                         45,000          329

Total Telecommunication Services                                   329

Total Miscellaneous Common Stock 1.5%                              904

Total Common Stocks (Cost  $52,983)                             59,330

SHORT-TERM INVESTMENTS  0.8%
Money Market Fund  0.8%
T. Rowe Price Reserve Investment Fund, 1.16%#     483,740          484


Total Short-Term Investments (Cost  $484)                          484

Total Investments in Securities
100.0% of Net Assets (Cost $53,467)                         $   59,814

Other Assets Less Liabilities                                      (19)

NET ASSETS                                                  $   59,795
                                                            ----------
Net Assets Consist of:
Undistributed net investment income (loss)                  $     (275)

Undistributed net realized gain (loss)                         (18,129)

Net unrealized gain (loss)                                       6,347

Paid-in-capital applicable to 6,165,537
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                 71,852

NET ASSETS                                                  $   59,795
                                                            ----------
NET ASSET VALUE PER SHARE                                   $     9.70
                                                            ----------

     #    Seven-day yield
     *    Non-income producing
     ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS                                          In thousands
--------------------------------------------------------------------------------
                                                                     6 Months
                                                                        Ended
                                                                      6/30/03
                                                                      -------
Investment Income (Loss)
Income
  Dividend                                                           $     41

  Income distributions from mutual funds                                    2

  Total income                                                             43

Expenses
  Shareholder servicing                                                   129

  Investment management                                                    91

  Custody and accounting                                                   55

  Registration                                                             18

  Prospectus and shareholder reports                                       14

  Legal and audit                                                           7

  Directors                                                                 3

  Miscellaneous                                                             2

  Total expenses                                                          319

  Expenses paid indirectly                                                 (1)

  Net expenses                                                            318

Net investment income (loss)                                             (275)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                 (2,452)

Change in net unrealized gain (loss) on securities                     11,867

Net realized and unrealized gain (loss)                                 9,415

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  9,140
                                                                     --------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS                                In thousands
--------------------------------------------------------------------------------
                                                       6 Months           Year
                                                          Ended          Ended
                                                        6/30/03       12/31/02
                                                        -------       --------
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $    (275)     $    (650)

  Net realized gain (loss)                              (2,452)        (8,841)

  Change in net unrealized gain (loss)                  11,867        (10,253)

  Increase (decrease) in net assets from operations      9,140        (19,744)

Capital share transactions *
  Shares sold                                            4,054          9,590

  Shares redeemed                                       (3,780)       (11,641)

  Redemption fees received                                   2              3

  Increase (decrease) in net assets from capital

  share transactions                                       276         (2,048)

Net Assets

Increase (decrease) during period                        9,416        (21,792)

Beginning of period                                     50,379         72,171

End of period                                        $  59,795      $  50,379
                                                     ---------      ---------
*Share information

  Shares sold                                              476            988

  Shares redeemed                                         (453)        (1,225)

  Increase (decrease) in shares outstanding                 23           (237)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks to provide long-term growth of capital by investing primarily in common stocks of small growth companies.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $1,000 and $0, respectively, for the six months ended June 30, 2003.

     Redemption Fees
     A 1.0% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $7,087,000 and $7,411,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or char-acter from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $589,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $15,088,000 of unused capital loss carryforwards of which $5,653,000 expire in 2009, and $9,435,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $53,467,000. Net unrealized gain aggregated $6,347,000 at period-end, of which $14,249,000 related to appreciated investments and $7,902,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $19,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through April 30, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.25%. Thereafter, through April 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.25%. Pursuant to this agreement, $80,000 of management fees were not accrued by the fund for the six months ended June 30, 2003. At June 30, 2003, unaccrued management fees in the amount of $206,000 remain subject to reimbursement by the fund through April 30, 2006.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $122,000 for the six months ended June 30, 2003, of which $24,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $2,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003